Related Parties (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shareholder
Related Party Transaction [Line Items]
Related party expenses		$ 246,092	$ 325,838
Shareholder
Related Party Transaction [Line Items]
Accrued liability		$ 83,818	$ 125,000
Avista
Related Party Transaction [Line Items]
Amount per agreement	$ 2,400,000
Vertical/Trigen
Related Party Transaction [Line Items]
Term of consulting agreement				2 years
Number of Vertical/Trigen shareholders | shareholder				2
Compensation rate per month				$ 20,833